SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017
Hyperinflation
Effects of application of IAS 29, recognized in equity, net of tax	R$ 507,887
Dividends
Minimum annual mandatory dividend (as a percent)	30.00%
Legal reserve, as a percent of net income	5.00%
Dilutive effect of instruments on EPS
Antidilutive shares excluded from calculation of diluted EPS | shares	0
Subsidiaries in Argentina
Hyperinflation
Effects of application of IAS 29, recognized in equity, net of tax	R$ 507,887
Effects of application of IAS 29, recognized in financial results	(38,105)
Effects to net income of application of IAS 29	R$ (29,455)
Venezuelan Bolivar Forte
Hyperinflation
Foreign Currency Hyperinflation Exchange Rate	164.70	1,011.19